UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/08

Check here if Amendment [   ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti           Buffalo Grove, IL             11/10/08

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     15
Form 13F Information Table Value Total:                $74,352
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 09/30/08


                        TITLE                   VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     CUSIP     (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------   ----------    ------    --------  --------    ---  ----  ------- --------  ------  ------   ----
Abbott Labs	      COM	     002824100	  3985	  69200	    SH		 Sole				 69200
Burlington Northern
  Santa Fe 	      COM            12189T104    5638    61000     SH           Sole                            61000
Flowers Foods Inc     COM            343498101     502    17100     SH           Sole                            17100
Gerdau
  Ameristeel Corp     COM            37373p105     526    53500     SH           Sole                            53500
IBM Corp	      COM	     459200101	  7544	  64500	    SH		 Sole				 64500
Midcap Spdr Tr
  Ut Ser 1            UNIT SER 1     595635103    9028    68500     SH           Sole                            68500
Partner Commun
  Co Lt               ADR            70211m109     584    31700     SH           Sole                            31700
Powershares QQQ Tr    DYNAMIC MKT PT 73935a104    5654   145300     SH           Sole                           145300
Stericycle Inc        COM            858912108    4719    80100     SH           Sole                            80100
Technology SPDR       SBI INT-TECH   81369Y803    2098   105700     SH           Sole                           105700
Thermo Fisher
  Scientific          COM            883556102    5357    97400     SH           Sole                            97400
Waste Connections Inc COM            941053100    3583   104475     SH           Sole                           104475
iShares MSCI EAFE     MSCI EAFE IDX  464287465    5327    94616     SH           Sole                            94616
iShares Russell 2000  RUSSELL 2000   464287655   11431   168100     SH           Sole                           168100
iShares S & P
  500/Bar Val	      S&P500/BAR VAL 464287408	  8376	 139950	    SH		 Sole				139950
REPORT SUMMARY                   15 DATA RECORDS 74352           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
